Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Mr. Gang Lai [Member]
Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 5,515,160	$ 540,096
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 5,515,160	$ 540,096